SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Net income (loss) available to holders of ordinary shares	$ (3,033)	$ 35,076	[1]	$ 36,858	[1]
Weighted average number of shares	56,401,074	55,516,113		55,368,703
Add-employee stock options		67,000		662,000
Adjusted weighted average shares assuming exercise of stock options	56,401,074	55,583,474		56,030,976

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.